Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Equity

Note 14 - Equity

(A)	Common Stock

As at December 31, 2015, the Company had 90,000,000 authorized common shares having a par value of $0.001. The ordinary shares are designated with the following rights:

●	Voting rights: Common shareholders can attend at annual general meeting to cast vote or use a proxy.

●	Right to elect board of directors: Common shareholders control the Company through their right to elect the company’s board of directors.

●	Right to share income and assets: Common shareholders have the right to share company’s earnings equally on a per-share basis in the form of dividend. Similarly, in the event of liquidation, shareholders have claim on assets that remain after meeting the obligation to accrued taxes, accrued salary and wages, creditors including bondholders (if any) and preferred shareholders. Thus, common shareholders are residual claimants of the company’s income and assets.

During the nine months ended December 31, 2015, the Company issued 3,460,000 shares of restricted common stock at $0.10 per share to Global Equity Partners PLC for services received as per the consultancy agreement.

(B)	Preferred Stock

As at December 31, 2015, the Company had 10,000,000 authorized series “A” preferred shares having a par value of $0.001 per share. The preferred shares are designated with the following conversion rights:

●	One preferred share will convert into ten (10) common shares no earlier than 24 months and 1 day after the issuance.

During the nine months ended December 31, 2015, the Company issued 500,000 shares of series “A” preferred stock at par to Global Equity Partners PLC for services received as per the consultancy agreement.

Note 16 - Equity

(A) Common Stock

As at March 31, 2015, the Company has 90,000,000 authorized common shares having a par value of $0.001.The ordinary shares have been designated with the following rights:

●	Voting rights: Common shareholders can attend at annual general meeting to cast vote or use a proxy.

●	Right to elect board of directors: Common shareholders control the Company through their right to elect the company’s board of directors.

●	Right to share income and assets: Common shareholders have the right to share company’s earnings equally on a per-share basis in the form of dividend. Similarly, in the event of liquidation, shareholders have claim on assets that remain after meeting the obligation to accrued taxes, accrued salary and wages, creditors including bondholders (if any) and preferred shareholders. Thus, common shareholders are residual claimants of the company’s income and assets.

During the year ended March 31, 2015, the Company issued following common shares:

Date	Type	Shares	Valuation
11/12/2014	Stock issued to shareholder of Duo Software (Pvt.) Limited	28,000,000	$140,000
11/12/2014	Stock issued to shareholder of Duo Software Pte Limited	2,000,000	$10,000
11/15/2014	Stock issued for services	3,600,000	$180,000
2/6/2015	Stock issued to PPM-1 investor	240,000	$60,000
2/6/2015	Stock issued to PPM-1 investor	200,000	$50,000
2/10/2015	Stock issued to PPM-1 investor	40,000	$10,000
2/11/2015	Stock issued to PPM-1 investor	10,000	$2,500
2/13/2015	Stock issued to PPM-1 investor	10,000	$2,500
2/19/2015	Stock issued to PPM-1 investor	10,000	$2,500
2/24/2015	Stock issued to PPM-1 investor	10,000	$2,500
2/25/2015	Stock issued to PPM-1 investor	10,000	$2,500
2/25/2015	Stock issued to PPM-1 investor	10,000	$2,500
2/26/2015	Stock issued to PPM-1 investor	40,000	$10,000
2/27/2015	Stock issued to PPM-1 investor	100,000	$25,000
2/27/2015	Stock issued to PPM-1 investor	50,000	$12,500
2/27/2015	Stock issued to PPM-1 investor	20,000	$5,000
3/2/2015	Stock issued to PPM-1 investor	10,000	$2,500
3/23/2015	Stock issued to PPM-1 investor	200,000	$50,000
3/23/2015	Stock issued to PPM-1 investor	10,000	$2,500
3/23/2015	Stock issued to PPM-1 investor	10,000	$2,500
3/23/2015	Stock issued to PPM-1 investor	10,000	$2,500
3/23/2015	Stock issued to PPM-1 investor	10,000	$2,500

	Total	34,600,000	$577,500

(B) Preferred Stock

As at March 31, 2015, the Company has 10,000,000 authorized series “A” preferred shares having a par value of $0.001 per share. The Company issued 5,000,000 series “A” preferred shares at $0.005 per share to the shareholder of Duo Software (Pvt.) Limited as part of the purchase agreement dated November 12, 2014 between Duo World Inc. and Duo Software (Pvt.) Limited.

The preferred shares have been designated with the following conversion rights:

●	One preferred share will convert into ten (10) common shares no earlier than 24 months and 1 day after the issuance.

Duo Software (Pvt.) Limited [Member]
Equity

Note 14 - Equity

Share Capital

As at March 31, 2014, the combined share capital includesDuo’s common stock comprising fully paid-up, issued and outstanding 5,000,000 (2013: 5,000,000) common shares having a par value of $390,000 (2013: $390,000) and related entity’s common stock comprising fully paid-up, issued and outstanding 10,000 (2013: 10,000) common shares having a par value of $7,953 (2013: $7,953).

Additional Paid in Capital

The additional paid in capital relates to recognition of imputed interest on long term related party loan during the year ended March 31, 2013.